UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ayer Capital Management, LP

Address:   230 California Street, Suite 600
           San Francisco, CA 94111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jay Venkatesan
Title:  Managing Member
Phone:  415-874-4800

Signature,  Place,  and  Date  of  Signing:

/s/ Jay Venkatesan                 San francisco, CA                  5/15/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              34

Form 13F Information Table Value Total:  $      197,893
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1                           ACM Capital Partners, LLC
----  --------------------  ----------------------------------------------------
2                           Jay Venkatesan
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALEXZA PHARMACEUTICALS INC   COM             015384100    1,239  2,000,419 SH       DEFINED    1,2       2,000,419      0    0
ARIAD PHARMACEUTICALS INC    COM             04033A100    9,713    608,992 SH       DEFINED    1,2         608,992      0    0
ARRAY BIOPHARMA INC          COM             04269X105    2,945    865,000 SH       DEFINED    1,2         865,000      0    0
BIOLINERX LTD                SPONSORED ADR   09071M106    3,022  1,056,598 SH       DEFINED    1,2       1,056,598      0    0
BIOSPECIFICS TECHNOLOGIES CO COM             090931106    2,770    175,095 SH       DEFINED    1,2         175,095      0    0
CARDINAL HEALTH INC          COM             14149Y108   10,126    234,878 SH       DEFINED    1,2         234,878      0    0
CELGENE CORP                 COM             151020104    1,173    601,792 SH       DEFINED    1,2         601,792      0    0
CELLDEX THERAPEUTICS INC NEW COM             15117B103    3,126    614,200 SH       DEFINED    1,2         614,200      0    0
CHEMOCENTRYX INC             COM             16383L106    3,784    355,005 SH       DEFINED    1,2         355,005      0    0
CIGNA CORPORTAION            COM             125509109   11,089    225,166 SH       DEFINED    1,2         225,166      0    0
CYCLACEL PHARMACEUTICALS INC COM             23254L108    1,826  2,607,951 SH       DEFINED    1,2       2,607,951      0    0
DENDREON CORP                NOTE 4.750% 6/1 24823QAB3    8,462  6,190,000 PRN      DEFINED    1,2       6,190,000      0    0
DYNAVAX TECHNOLOGIES CORP    COM             268158102   10,724  2,119,293 SH       DEFINED    1,2       2,119,293      0    0
GRIFOLS S A                  SPONSORED ADR   398438309   12,761  1,655,171 SH       DEFINED    1,2       1,655,171      0    0
GTX INC DEL                  COM             40052B108    1,925    500,000 SH       DEFINED    1,2         500,000      0    0
HALOZYME THERAPEUTICS INC    COM             40637H109    9,833    770,600 SH       DEFINED    1,2         770,600      0    0
HORIZON PHARMA INC           COM             44047T109    5,110  1,371,459 SH       DEFINED    1,2       1,371,459      0    0
INOVIO PHARMACEUTICALS INC   COM             45773H102      788  1,194,121 SH       DEFINED    1,2       1,194,121      0    0
INTERMUNE INC                NOTE 5.000% 3/0 45884XAD5   11,771 10,530,000 PRN      DEFINED    1,2      10,530,000      0    0
MCKESSON CORP                COM             58155Q103   17,927    204,252 SH       DEFINED    1,2         204,252      0    0
NOVARTIS A G                 SPONSORED ADR   66987V109    8,661    156,300 SH       DEFINED    1,2         156,300      0    0
NPS PHARMACEUTICALS INC      COM             62936P103    5,322    778,009 SH       DEFINED    1,2         778,009      0    0
ONCOTHYREON INC              COM             682324108    9,892  2,268,855 SH       DEFINED    1,2       2,268,855      0    0
ONCOTHYREON INC              COM             682324908    2,133    489,300     CALL DEFINED    1,2         489,300      0    0
SANOFI                       SPONSORED ADR   80105N105    5,738    148,068 SH       DEFINED    1,2         148,068      0    0
SCICLONE PHARMACEUTICALS INC COM             80862K104    2,129    337,469 SH       DEFINED    1,2         337,469      0    0
SUCAMPO PHARMACEUTICALS INC  CL A            864909106    1,522    204,302 SH       DEFINED    1,2         204,302      0    0
SYNTA PHARMACEUTICALS CORP   COM             87162T206    3,705    851,635 SH       DEFINED    1,2         851,635      0    0
TEVA PHARMACEUTICAL INDS LTD ADR             881624209   18,669    414,315 SH       DEFINED    1,2         414,315      0    0
THRESHOLD PHARMACEUTICALS    COM NEW         885807206    2,748    312,296 SH       DEFINED    1,2         312,296      0    0
TRIUS THERAPEUTICS INC       COM             89685K100    2,724    509,165 SH       DEFINED    1,2         509,165      0    0
UNITEDHEALTH GROUP INC       COM             91324P102    1,063     18,037 SH       DEFINED    1,2          18,037      0    0
UROPLASTY INC                COM NEW         917277204    2,070    687,605 SH       DEFINED    1,2         687,605      0    0
VERASTEM INC                 COM             92337C104    1,403    128,343 SH       DEFINED    1,2         128,343      0    0


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